Shareholders' Equity (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Options, beginning balance	413,087	257,425	305,825
Options, granted		240,000
Options, exercised	(132,587)	(82,338)	(45,400)
Options, forfeited	(7,750)	(2,000)	(3,000)
Options, ending balance	272,750	413,087	257,425
Options, exercisable	42,500
Weighted average exercise price, granted		$ 15.28
Weighted average exercise price, exercised	$ 14.28	$ 3.35	$ 3.62
Weighted average exercise price, forfeited	$ 15.28	$ 15.28	$ 16.32
Weighted average grant date fair value, granted		$ 6.54
Weighted average grant date fair value, exercised	$ 6.61	$ 1.81	$ 1.75
Weighted average grant date fair value, forfeited	$ 6.54	$ 6.54	$ 7.54